Income (expense) from investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other gain (loss) from investments
Dividend income	€ 247	€ 231	€ 205
Other net income	15	910	(33)
Eni Norge AS
Other gain (loss) from investments
Other net income		889
Nigeria LNG Ltd
Other gain (loss) from investments
Dividend income	186	187	167
Saudi European Petrochemical Co
Other gain (loss) from investments
Dividend income	€ 46	€ 35	€ 21